Debt With Related Parties - Disclosure of Debt Related to the Promissory Notes (Details) $ in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	May 08, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 0	$ 449,716
Principal amount				$ 7,000,000
Total of long-term debt		$ 88,273	577,318
Maturity		1 year and for more than one year
Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	[1]				$ 100,397,329
Principal amount	[2]		1,665,422
Accrued Interest Payable	[2]		2,675,030
Total of long-term debt	[2]		4,340,452
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 0	4,178,912
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		0	$ 4,158,458		$ 94,747,329	[1]
Currency			US$
Principal amount	[2]		$ 1,592,780
Accrued Interest Payable	[2]		2,565,678
Total of long-term debt	[2]		$ 4,158,458
Interest Rate			14.00%		14.00%
Maturity			Dec 2026
Guarantee	[3]		Guaranteed
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		0	$ 213,387
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		0	$ 179,245		$ 5,000,000	[1]
Currency			US$
Principal amount	[2]		$ 70,953
Accrued Interest Payable	[2]		108,292
Total of long-term debt	[2]		$ 179,245
Interest Rate			15.00%		15.00%
Maturity			Dec 2026
Guarantee	[3]		Guaranteed
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		0	$ 17,867
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes		$ 0	$ 2,749		$ 650,000	[1]
Currency			US$
Principal amount	[2]		$ 1,689
Accrued Interest Payable	[2]		1,060
Total of long-term debt	[2]		$ 2,749
Interest Rate			14.00%		14.00%
Maturity			Dec 2026
Guarantee	[3]		Guaranteed

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (See Note 10).
[3]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.